CLIMATE CHANGE AND ENERGY TRANSITION - Sensitivity Analysis (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	$ 194,932	$ 209,700
Integrated Gas And Upstream Segments
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	118,000	$ 132,000	$ 150,000	$ 149,000	$ 154,000	$ 169,000
Integrated Gas And Upstream Segments | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	154,000
Integrated Gas And Upstream Segments | Average prices from four 1.5-2 degrees Celsius external climate change scenarios
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	154,000
Integrated Gas And Upstream Segments | Hybrid Shell Plan And IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	154,000
Integrated Gas
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	65,000
Integrated Gas | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	65,000
Integrated Gas | Average prices from four 1.5-2 degrees Celsius external climate change scenarios
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	65,000
Integrated Gas | Hybrid Shell Plan And IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	65,000
Upstream
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	89,000
Upstream | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	89,000
Upstream | Average prices from four 1.5-2 degrees Celsius external climate change scenarios
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	89,000
Upstream | Hybrid Shell Plan And IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	89,000
Bottom of range | Integrated Gas And Upstream Segments | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity Analysis Effect Of Ten Percent Increase In Mid-Price Outlook	6,000
Sensitivity Analysis Effect Of Ten Percent Decrease In Mid-Price Outlook	(12,000)
Bottom of range | Integrated Gas And Upstream Segments | Average prices from four 1.5-2 degrees Celsius external climate change scenarios
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity Analysis Effect Of Ten Percent Increase In Mid-Price Outlook	(27,000)
Bottom of range | Integrated Gas And Upstream Segments | Hybrid Shell Plan And IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity Analysis Effect Of Change In Average Prices	(15,000)
Bottom of range | Integrated Gas | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity Analysis Effect Of Ten Percent Increase In Mid-Price Outlook	3,000
Sensitivity Analysis Effect Of Ten Percent Decrease In Mid-Price Outlook	(8,000)
Bottom of range | Integrated Gas | Average prices from four 1.5-2 degrees Celsius external climate change scenarios
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity Analysis Effect Of Ten Percent Increase In Mid-Price Outlook	(13,000)
Bottom of range | Integrated Gas | Hybrid Shell Plan And IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity Analysis Effect Of Change In Average Prices	(10,000)
Bottom of range | Upstream | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity Analysis Effect Of Ten Percent Increase In Mid-Price Outlook	3,000
Sensitivity Analysis Effect Of Ten Percent Decrease In Mid-Price Outlook	(4,000)
Bottom of range | Upstream | Average prices from four 1.5-2 degrees Celsius external climate change scenarios
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity Analysis Effect Of Ten Percent Increase In Mid-Price Outlook	(14,000)
Bottom of range | Upstream | Hybrid Shell Plan And IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity Analysis Effect Of Change In Average Prices	(5,000)
Top of range | Integrated Gas And Upstream Segments | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity Analysis Effect Of Ten Percent Increase In Mid-Price Outlook	9,000
Sensitivity Analysis Effect Of Ten Percent Decrease In Mid-Price Outlook	(15,000)
Top of range | Integrated Gas And Upstream Segments | Average prices from four 1.5-2 degrees Celsius external climate change scenarios
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity Analysis Effect Of Ten Percent Increase In Mid-Price Outlook	(33,000)
Top of range | Integrated Gas And Upstream Segments | Hybrid Shell Plan And IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity Analysis Effect Of Change In Average Prices	(18,000)
Top of range | Integrated Gas | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity Analysis Effect Of Ten Percent Increase In Mid-Price Outlook	5,000
Sensitivity Analysis Effect Of Ten Percent Decrease In Mid-Price Outlook	(10,000)
Top of range | Integrated Gas | Average prices from four 1.5-2 degrees Celsius external climate change scenarios
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity Analysis Effect Of Ten Percent Increase In Mid-Price Outlook	(16,000)
Top of range | Integrated Gas | Hybrid Shell Plan And IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity Analysis Effect Of Change In Average Prices	(12,000)
Top of range | Upstream | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity Analysis Effect Of Ten Percent Increase In Mid-Price Outlook	4,000
Sensitivity Analysis Effect Of Ten Percent Decrease In Mid-Price Outlook	(5,000)
Top of range | Upstream | Average prices from four 1.5-2 degrees Celsius external climate change scenarios
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity Analysis Effect Of Ten Percent Increase In Mid-Price Outlook	(17,000)
Top of range | Upstream | Hybrid Shell Plan And IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity Analysis Effect Of Change In Average Prices	$ (6,000)